Contingently Redeemable Convertible Preferred Shares - Schedule of Movement in Carrying Value of Convertible Preferred Shares (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Class Of Stock [Line Items]
Beginning balance	¥ 466,637
Accretion of Preferred Shares	24,094
Redemption of Preferred Shares	(57,234)
Concertion to Common Shares	(433,497)
Series A
Class Of Stock [Line Items]
Beginning balance	26,979
Accretion of Preferred Shares	1,463
Concertion to Common Shares	(28,442)
Series B
Class Of Stock [Line Items]
Beginning balance	52,723
Accretion of Preferred Shares	4,137
Concertion to Common Shares	(56,860)
Series C
Class Of Stock [Line Items]
Beginning balance	168,317
Accretion of Preferred Shares	7,441
Redemption of Preferred Shares	(57,234)
Concertion to Common Shares	(118,524)
Series D
Class Of Stock [Line Items]
Beginning balance	218,618
Accretion of Preferred Shares	11,053
Concertion to Common Shares	¥ (229,671)